Trade and other payables	12 Months Ended
Mar. 31, 2021
Trade and other payables [abstract]
Trade and other payables
16. Trade and other payables
Trade and other payables consist of the following:

	As of March 31,
	2021		2020
Trade payables	Rs.	12,696	Rs.	10,745
Due to creditors for expenses		5,413		4,503
Due to capital creditors		5,635		1,411
	Rs.	23,744	Rs.	16,659

For details regarding the Company’s exposure to currency and liquidity risks, see Note 32 of these consolidated financial statements under “Liquidity risk”.